Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Schedule of transactions between related parties	The related party is as follows:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Royalty expense	$408	$622	$854	$1,241
Other expense	1,624	1,194	$3,417	$2,319
Amounts due to DoubleU Games are as follows (in thousands):

	June 30, 2025	December 31, 2024
Accounts payable and accrued expenses	$1,737	$1,958
Other receivables	4	3
Borrowing transaction details to DoubleU Games are as follows (in thousands):

	June 30, 2025	December 31, 2024
4.6% Senior notes with related party	$36,862	$34,014
Accrued interest on 4.6% Senior Notes with related party	1,855	936

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Interest expense	$409	$411	$799	$843
Lease transaction details to DoubleU Games are as follows (in thousands):

	June 30, 2025	December 31, 2024
Right-of-use assets	$2,102	$2,238
Lease liabilities	2,222	2,335

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Payments	$174	$313	$343	$636
Interest expenses	25	75	$50	$156